FINANCIAL RISK MANAGEMENT - CREDIT RISK (Details) - Credit risk	12 Months Ended
Dec. 31, 2025 item
Largest single customer
CREDIT RISK
Percentage of entities receivables	10.00%
Largest 20 combined customers
CREDIT RISK
Percentage of entities receivables	32.00%
Number of largest customers	20